Debt (Debt Maturing Within One Year) (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure
Current maturities of long-term debt		$ 38,372	$ 9,828
Bank borrowings	[1]	2	4
Total		$ 38,374	$ 9,832

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.